Leases (Tables)	12 Months Ended
Jan. 31, 2026
Leases
Schedule of components of operating lease expense

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Operating lease cost	3,964	3,656	4,169
Short-term lease cost	534	508	597
Total operating lease cost	4,498	4,164	4,766

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Operating cash outflows from operating leases included in measurement of lease liabilities	4,179	4,028	3,996
New right-of-use assets obtained in exchange for lease obligations	2,649	3,706	4,239

	January 31,	January 31,
	2026	2025
Weighted average remaining lease term (years)	2.7	2.9
Weighted average discount rate (%)	5.2	5.1

Schedule of maturities for operating lease liabilities

Operating
Years Ended January 31,	Leases
2027	3,837
2028	3,002
2029	1,397
2030	624
2031	126
2032 and thereafter	—
Total lease payments	8,986
Less: imputed interest	(623)
Total lease obligations	8,363
Current	3,471
Long-term	4,892